[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]


May 2, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      JNLNY Separate Account I
         File Nos. 811-08401 and 333-48822

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Ellen Baird ( 517-367-4354) or me (517-367-3835).

Sincerely,

/s/ Anthony L. Dowling

Anthony L. Dowling
Senior Attorney